Income Taxes - Schedule of Net Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liability	$ (54,576)	$ (55,011)	$ (60,364)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,613	1,686
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,370	1,827
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,955	5,029
Deferred tax liabilities	(1,301)	(918)
Mining interests, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (67,213)	$ (62,635)